CONSOLIDATED STATEMENTS OF CASH FLOWS ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2020 USD ($)	Dec. 31, 2020 CNY (¥)	Dec. 31, 2019 CNY (¥)	Dec. 31, 2018 CNY (¥)
CASH FLOWS FROM OPERATING ACTIVITIES
Net loss	$ (5,742)	¥ (37,476)	¥ (275,597)	¥ (17,604)
Adjustments to reconcile net loss to net cash (used in) provided by operating activities:
Depreciation and amortization	431	2,814	597	365
Sharebased compensation	12,244	79,891	270,541
Allowance (reversal of allowance) for doubtful accounts	(24)	(160)	136	116
Provision for inventories	244	1,589	113	78
Non-cash operating lease expenses	1,731	11,297
Changes in operating assets and liabilities:
Accounts receivable	(8,841)	(57,687)	(6,630)	(12,409)
Amounts due from related parties	84	545	(867)
Inventories	338	2,203	8,850	4,617
Prepayments and other current assets	(7,422)	(48,430)	(8,580)	(3,446)
Other noncurrent assets	288	1,879	(2,185)	(10)
Accounts payable	1,724	11,249	(2,832)	(1,955)
Amounts due to related parties	(451)	(2,946)	2,326	1,104
Deferred revenue and customer advances	30,158	196,782	43,678	22,724
Operating lease liabilities	(1,662)	(10,843)
Accrued expenses and other current liabilities	11,076	72,279	13,077	1,916
Net cash (used in) provided by operating activities	34,176	222,986	42,627	(4,504)
CASH FLOWS FROM INVESTING ACTIVITIES
Purchases of property and equipment, and intangible assets	(2,439)	(15,906)	(2,391)	(529)
Net cash used in investing activities	(2,439)	(15,906)	(2,391)	(529)
CASH FLOWS FROM FINANCING ACTIVITIES
Distribution to Hongen Education	(10,115)	(66,000)	(3,099)	(10,886)
Net proceeds from issuance of contingently redeemable ordinary shares	6,125	39,967	120,000
Proceeds from the issuance of IPO shares, net of issuance cost	90,358	589,587
Proceeds from assets transferred under common control	1,288	8,405
Proceeds received from issuance of shares for share-based awards			3,441
Proceeds from loans from related parties			2,000	34,700
Repayments of loans from related parties			(63,819)	(13,500)
Net cash provided by financing activities	87,656	571,959	58,523	10,314
Effective of exchange rate changes on cash and cash equivalents	(3,408)	(22,240)
Net change in cash and cash equivalents	115,985	756,799	98,759	5,281
Cash and cash equivalents at the beginning of the year	16,074	104,883	6,124	843
Cash and cash equivalents at the end of the year	132,059	861,682	104,883	¥ 6,124
Supplemental disclosures of cash flow information:
Cash paid for income taxes	2	15
Supplemental disclosures of noncash information:
Consideration for acquisition under common control included in amounts due to related parties			66,000
Purchase of property and equipment, and intangible assets included in accrued expenses and other current liabilities	$ 647	¥ 4,222	¥ 769